Shareholder Report	12 Months Ended
Mar. 31, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Legg Mason ETF Investment Trust
Entity Central Index Key	0001645194
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2025
Western Asset Short Duration Income ETF
Shareholder Report [Line Items]
Fund Name	Western Asset Short Duration Income ETF
Class Name	Western Asset Short Duration Income ETF
Trading Symbol	WINC
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Western Asset Short Duration Income ETF for the period April 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Western Asset Short Duration Income ETF	$30	0.29%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.29%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended March 31, 2025, Western Asset Short Duration Income ETF returned 6.18%. The Fund compares its performance to the Bloomberg U.S. Corporate 1-3 Year Index, which returned 6.15% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Security selection within energy (overweight Enterprise Products Operating) and consumer cyclicals (overweight ZF North America Capital)
↑	Underweight to consumer non-cyclicals as the sector underperformed

Top detractors from performance:
↓	Rates positioning
↓	Issue selection within banks (underweight JPMorgan Chase and Wells Fargo)
↓	Overweight to AAA rated securities

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended March 31, 2025

	1 Year	5 Year	Since Inception (2/7/2019)
Western Asset Short Duration Income ETF (NAV)	6.18	4.84	3.13
Bloomberg U.S. Aggregate Index	4.88	-0.40	1.37
Bloomberg U.S. Corporate 1-3 Year Index	6.15	2.81	2.74

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jan. 03, 2025
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/exchange-traded-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 12,099,588
Holdings Count | $ / shares	147	[1]
Advisory Fees Paid, Amount	$ 34,398
Investment Company Portfolio Turnover	63.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2025)

Total Net Assets	$12,099,588
Total Number of Portfolio Holdings*	147
Total Management Fee Paid (based on a unitary fee)	$34,398
Portfolio Turnover Rate	63%
[1]
Holdings [Text Block]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective January 3, 2025, Kurt D. Halvorson stepped down as portfolio manager of the Fund.
This is a summary of a change to the Fund since April 1, 2024. For more complete information, you may review the Fund’s current prospectus and the Fund’s next prospectus, which we expect to be available by August 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or ETFs-Product@franklintempleton.com.

Updated Prospectus Phone Number	(800) DIAL BEN/342-5236
Updated Prospectus Email Address	ETFs-Product@franklintempleton.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Western Asset Total Return ETF
Shareholder Report [Line Items]
Fund Name	Western Asset Total Return ETF
Class Name	Western Asset Total Return ETF
Trading Symbol	WBND
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Western Asset Total Return ETF for the period April 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Western Asset Total Return ETF	$66	0.65%
[2]
Expenses Paid, Amount	$ 66
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended March 31, 2025, Western Asset Total Return ETF returned 4.14%. The Fund compares its performance to the Bloomberg U.S. Aggregate Index, which returned 4.88% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	High-yield credit positioning
↑	Structured product positioning
↑	Yield curve positioning

Top detractors from performance:
↓	Emerging market debt positioning
↓	Long duration position
↓	Developed non-U.S. dollar positioning
Use of derivatives and the impact on performance:
The Fund utilized U.S. Treasury and SOFR and interest rate futures, options and swaps to manage its overall duration and yield curve exposure. Credit default swaps on investment-grade and high-yield indices and issuers were used as an efficient, low-cost way of adjusting exposures to these sectors. Foreign exchange forwards and options were used to hedge positions as well as to take outright positions in a variety of emerging and developed market currencies. In aggregate, these derivatives contributed to performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended March 31, 2025

	1 Year	5 Year	Since Inception (10/3/2018)
Western Asset Total Return ETF (NAV)	4.14	-1.08	0.72
Bloomberg U.S. Aggregate Index	4.88	-0.40	1.81

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Aug. 21, 2024
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/exchange-traded-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 15,020,086
Holdings Count | $ / shares	340	[3]
Advisory Fees Paid, Amount	$ 128,709
Investment Company Portfolio Turnover	105.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2025)

Total Net Assets	$15,020,086
Total Number of Portfolio Holdings*	340
Total Management Fee Paid (based on a unitary fee)	$128,709
Portfolio Turnover Rate	105%
[3]
Holdings [Text Block]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective May 1, 2024, John Bellows stepped down as portfolio manager of the Fund and effective August 21, 2024, S. Kenneth Leech stepped down as portfolio manager of the Fund.
This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by August 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
ETFs-Product@franklintempleton.com.

Updated Prospectus Phone Number	(800) DIAL BEN/342-5236
Updated Prospectus Email Address	ETFs-Product@franklintempleton.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents

[1]
*	Does not include derivatives, except purchased options, if any.

[2]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[3]
*	Does not include derivatives, except purchased options, if any.